497(e)
                                                                      333-137052
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 19, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR EQUI-VEST(R) AT RETIREMENTSM
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

Under "Guaranteed interest option" in "Contract features and benefits", the first sentence in the second to last paragraph is deleted in its entirety and replaced with the following:

   Depending on the year and state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%.

The Fifth sentence in that same paragraph is deleted in its entirety and replaced with the following:

   The minimum yearly rate for 2010 ranges from 1.25% to 3.00%.


 EQUI-VEST(R) AT RETIREMENTSM IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                (AXA EQUITABLE).
                   DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

888-107 (5/10)                                         Catalog No. 145337 (5/10)
NB/IF (SAR)                                            x03191
EQ@Retirement (06+04)